UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23431

Emles Trust

(Exact name of registrant as specified in charter)

5323 Anita Street, Dallas TX 75206

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   833-673-2661

Date of fiscal year end:     June 30

Date of reporting period:     December 31, 2020

Item 1. Reports to Stockholders.

December 31, 2020

www.emles.com

Dear Shareholder,

To say that today’s global economic landscape is laced with challenges would be an understatement. A fragile economy battered by an unrelenting pandemic, a Federal Reserve that has used virtually all of its available ammunition, and yet, with many asset classes, such as U.S. equities, at all-time highs, where will investor returns come from going forward? As we look ahead, record low interest rates paired with record high fiscal deficits, and increasing correlations between traditional asset classes during times of market volatility create further challenges for investors — right when investors need alternatives and diversification the most.

Considering the current circumstances, many have asked me: Why would you launch an asset manager in the middle of the pandemic? Because these are the moments that fuel innovation most and spur industry disruption. My previous success at Alerian and SteelPath only materialized out of the crucible of the 2008 financial crisis; having propelled from concerns of bankruptcy at the peak of the crisis to collecting more than $30 billion in combined assets in the years following. Moments like these help investors realize that more of the same may not address the challenges ahead — and that they deserve more.

Which is where Emles comes in. We’re building an asset management firm to identify emerging opportunities and incubate asset classes that have been under-utilized historically. We aim to uncover opportunities to help solve the unique challenges of today’s markets, while seeking to maximize access, liquidity, and transparency for all investors.

WE AIM TO UNCOVER
OPPORTUNITIES TO HELP SOLVE
THE UNIQUE CHALLENGES OF
TODAY’S MARKETS, WHILE SEEKING
TO MAXIMIZE ACCESS, LIQUIDITY,
AND TRANSPARENCY FOR ALL INVESTORS.

GABRIEL HAMMOND

Chief Executive Officer

Emles Advisors LLC

www.emles.com

In the past year, we’ve brought together a seasoned team of finance professionals to focus on solving the most complex investment questions of today. With that team, we’ve built a suite of unique solutions focused on diversification, income and overall risk-adjusted returns. In the span of just half a year, we have launched six ETFs that we believe offer investors differentiated exposures in their respective categories:

•	The Emles Federal Contractors ETF (FEDX) provides exposure to stocks whose revenues are mostly derived from federal contracts with the U.S. government.

•	The Emles Luxury Goods ETF (LUXE) aims to provide high growth potential through exposure to companies that may stand to benefit from increased consumption of luxury goods.

•	The Emles Made in America ETF (AMER) seeks to capitalize on the secular shift of deglobalization by investing in U.S. manufacturing companies that generate substantial revenue in the United States.

•	The Emles Protective Allocation ETF (DEFN) seeks to provide investors competitive returns in benign market environments while aiming to protect portfolios in periods of extreme market stress.

•	The Emles Real Estate Credit ETF (REC) delivers access to bonds issued by real estate companies, which can offer the income and diversification benefits of the real estate asset class.

•	The Emles @Home ETF (LIV) is designed to provide thematic exposure to companies that may stand to benefit from the accelerating shift towards more time spent at home.

Building a team, a culture — entirely virtually — is something I never expected to do in my lifetime. I am proud of the results this steadfast and passionate team has achieved: launching the company, a suite of ETFs, and a sales and marketing strategy, all without a hiccup. We are dedicated to a long-term investment horizon and will continue to develop differentiated products to help investors achieve their goals. We are committed to building this business and we look forward to doing great things together over the coming years.

Thank you for your trust in our firm.

Gabriel Hammond

Chief Executive Officer

Emles Advisors

www.emles.com

December 31, 2020 (Unaudited)

Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable, and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending December 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value At Inception	Ending Account Value 12/31/20	Expenses Paid During Period		Annualized Expense Ratio During Period
Emles Federal Contractors ETF	Actual(a)	$1,000.00	$1,081.80	$1.35	*	0.60%
	Hypothetical	1,000.00	1,022.18	3.06	**	0.60
Emles Luxury Goods ETF	Actual(b)	1,000.00	1,080.00	0.65	*	0.60
	Hypothetical	1,000.00	1,022.18	3.06	**	0.60
Emles Made in America ETF	Actual(a)	1,000.00	1,065.30	1.10	*	0.49
	Hypothetical	1,000.00	1,022.74	2.50	**	0.49
Emles Protective Allocation ETF	Actual(b)	1,000.00	1,003.80	0.57	*	0.55
	Hypothetical	1,000.00	1,022.43	2.80	**	0.55
Emles Real Estate Credit ETF	Actual(a)	1,000.00	1,025.90	1.05	*	0.48
	Hypothetical	1,000.00	1,022.79	2.45	**	0.48
Emles @Home ETF	Actual(a)	1,000.00	1,036.20	1.08	*	0.49
	Hypothetical	1,000.00	1,022.74	2.50	**	0.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to December 31, 2020, divided by the number of days in the fiscal year.

Expense Examples (continued)	DECEMBER 31, 2020 (Unaudited)

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

(a)	Information shown reflects values for the stub period of 79 days from October 14, 2020 (commencement of operations) to December 31, 2020 and has been calculated using expense ratios and rates of returns for the same period.

(b)	Information shown reflects values for the stub period of 38 days from November 24, 2020 (commencement of operations) to December 31, 2020 and has been calculated using expense ratios and rates of returns for the same period.

Schedule of Investments	December 31, 2020 (Unaudited)
Emles Federal Contractors ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Health Care	4.3
Industrials	68.1
Information Technology	24.5
Real Estate	3.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.9%)
Health Care (4.3%)
5,123	Emergent BioSolutions Inc.(a)	459,021

Industrials (68.1%)
9,309	Aerojet Rocketdyne Holdings, Inc.(a)	491,981
4,322	AeroVironment, Inc.(a)	375,582
5,881	Cubic Corp.	364,857
6,293	General Dynamics Corp.	936,524
2,782	Huntington Ingalls Industries, Inc.	474,275
16,517	Kratos Defense & Security Solutions, Inc.(a)	453,061
5,047	L3Harris Technologies, Inc.	953,984
2,663	Lockheed Martin Corp.	945,312
3,171	Northrop Grumman Corp.	966,267
11,019	Parsons Corp.(a)	401,202
12,967	Raytheon Technologies Corp.	927,270
		7,290,315
Information Technology (24.4%)
4,854	Booz Allen Hamilton Holding Corp.	423,172
1,347	CACI International, Inc.(a)	335,848
9,621	KBR, Inc.	297,578
4,059	Leidos Holdings, Inc.	426,681
3,077	ManTech International Corp.	273,668
3,943	MAXIMUS, Inc.	288,588
11,321	Perspecta, Inc.	272,610
3,150	Science Applications International Corp.	298,116
		2,616,261
Real Estate (3.1%)
37,450	GEO Group, Inc. (The)	331,807
Total Common Stocks (Cost $9,912,162)		10,697,404
Total Investments (Cost $9,912,162) — 99.9%		10,697,404
Other assets in excess of liabilities — 0.1%		7,137
Net Assets — 100.0%		$10,704,541

(a)	Non-income producing.

See accompanying notes to financial statements

Schedule of Investments	December 31, 2020 (Unaudited)
Emles Luxury Goods ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Consumer Discretionary	73.7
Consumer Staples	22.9
Information Technology	3.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.7%)
Consumer Discretionary (73.5%)
222	adidas AG(a)	80,919
842	Bayerische Motoren Werke AG	74,414
1,876	Burberry Group PLC(a)	45,889
1,288	Canada Goose Holdings, Inc.	38,256
1,027	Capri Holdings, Ltd.(a)	43,134
778	Cie Financiere Richemont SA	70,481
1,212	Daimler AG	85,700
936	EssilorLuxottica SA ADR	72,783
834	Farfetch, Ltd.(a)	53,218
1,076	Fast Retailing Co., Ltd. ADR	96,689
264	Ferrari NV	60,593
776	Hermes International ADR	83,902
1,462	HUGO BOSS AG	48,817
1,016	Kering SA ADR	73,609
8,125	Li Ning Co., Ltd.	55,851
168	Lululemon Athletica, Inc.(a)	58,469
500	LVMH Moet Hennessy Louis Vuitton SE ADR	62,365
592	NIKE, Inc.	83,751
493	Peloton Interactive, Inc.(a)	74,798
763	Porsche Automobil Holding SE	52,654
1,028	Prada SpA ADR(b)	13,364
411	Ralph Lauren Corp.	42,637
2,132	RealReal, Inc. (The)(a)	41,659
92	RH(a)	41,172
213	Swatch Group AG (The)	58,193
1,431	Tapestry, Inc.	44,476
134	Tesla, Inc.(a)	94,560
340	Tiffany & Co.	44,693
485	Volkswagen AG	90,449
6,932	Watches of Switzerland Group PLC(c)	54,864
392	Williams-Sonoma, Inc.	39,921
576	YETI Holdings, Inc.(a)	39,439
555	Zalando SE(a)(c)	61,836
		1,983,555
Shares	Security Description	Value ($)
Common Stocks (continued)
Consumer Staples (22.8%)
790	Brown-Forman Corp.	62,750
2,115	Diageo PLC	83,205
343	Estee Lauder Cos. (The)	91,303
3,384	Kao Corp. ADR	52,249
1,520	Kose Corp. ADR	52,539
1,012	L’Oreal SA ADR	77,064
5,000	Natura & Co. Holding SA(a)	50,537
1,620	Pernod Ricard SA ADR	62,127
1,660	Remy Cointreau SA ADR	31,440
760	Shiseido Co., Ltd. ADR	52,668
		615,882
Information Technology (3.4%)
687	Apple, Inc.	91,158
Total Common Stocks (Cost $2,505,852)		2,690,595
Warrants (0.0%)
1,480	Cie Financiere Richemont SA Exp 11/22/23	385
Total Warrant (Cost $-)		385
Total Investments (Cost $2,505,852) — 99.7%		2,690,980
Other assets in excess of liabilities — 0.3%		8,880
Net Assets — 100.0%		$2,699,860

(a)	Non-income producing.
(b)	This security has been deemed illiquid and represents 0.5% of the Fund’s net assets.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2020 was $116,700 which represents 4.3% of the net assets of the Fund.
ADR	American Depositary Receipt
SA	Special Assessment

See accompanying notes to financial statements

Schedule of Investments	December 31, 2020 (Unaudited)
Emles Made in America ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Consumer Discretionary	4.0
Consumer Staples	42.0
Health Care	2.1
Industrials	16.6
Materials	35.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)
Common Stocks (99.8%)
Consumer Discretionary (4.0%)
1,575	La-Z-Boy, Inc.	62,748
862	LCI Industries	111,784
2,091	Polaris, Inc.	199,230
1,153	Winnebago Industries, Inc.	69,111
		442,873

Consumer Staples (41.9%)
12,880	Altria Group, Inc.	528,080
1,122	Andersons, Inc. (The)	27,500
1,659	B&G Foods, Inc.	46,004
7,822	Campbell Soup Co.	378,194
1,683	Central Garden & Pet Co.(a)	64,981
2,758	Clorox Co. (The)	556,895
12,614	Conagra Brands, Inc.	457,384
5,464	Flowers Foods, Inc.	123,650
11,871	Hormel Foods Corp.	553,307
2,946	J M Smucker Co. (The)	340,558
18,330	Keurig Dr Pepper, Inc.	586,560
711	Lancaster Colony Corp.	130,632
1,701	Post Holdings, Inc.(a)	171,818
762	Sanderson Farms, Inc.	100,736
221	Seneca Foods Corp.(a)	8,818
1,459	TreeHouse Foods, Inc.(a)	61,993
7,595	Tyson Foods, Inc.	489,422
5,232	Vector Group, Ltd.	60,953
		4,687,485

Health Care (2.1%)
1,513	United Therapeutics Corp.(a)	229,658

Industrials (16.6%)
2,400	Advanced Drainage Systems, Inc.	200,592
2,632	Aerojet Rocketdyne Holdings, Inc.(a)	139,101
578	American Woodmark Corp.(a)	54,245
901	Apogee Enterprises, Inc.	28,544
1,614	Atkore International Group, Inc.(a)	66,351
Shares	Security Description	Value ($)
Common Stocks (continued)
Industrials (continued)
4,280	Cornerstone Building Brands, Inc.(a)	39,718
708	Encore Wire Corp.	42,884
4,725	Fortune Brands Home & Security, Inc.	405,026
1,460	HNI Corp.	50,312
1,387	Huntington Ingalls Industries, Inc.	236,456
1,734	Knoll, Inc.	25,455
1,308	Lennox International, Inc.	358,353
799	Patrick Industries, Inc.	54,612
849	Steel Partners Holdings, LP	9,127
2,090	Ufp Industries, Inc.	116,100
1,802	Wabash National Corp.	31,048
		1,857,924

Materials (35.2%)
561	Clearwater Paper Corp.(a)	21,178
1,428	Eagle Materials, Inc.	144,728
2,225	Forterra, Inc.(a)	38,259
542	Kaiser Aluminum Corp.	53,604
3,723	Louisiana-Pacific Corp.	138,384
2,038	Martin Marietta Materials, Inc.	578,731
9,687	Nucor Corp.	515,253
3,229	Packaging Corp. of America	445,312
2,176	Reliance Steel & Aluminum Co.	260,576
1,904	Scotts Miracle-Gro Co. (The)	379,163
7,189	Steel Dynamics, Inc.	265,058
1,544	TimkenSteel Corp.(a)	7,210
572	US Concrete, Inc.(a)	22,863
3,948	Vulcan Materials Co.	585,527
8,944	Westrock Co.	389,332
1,869	Worthington Industries	95,954
		3,941,132
Total Common Stocks (Cost $10,538,557)		11,159,072
Total Investments (Cost $10,538,557) — 99.8%		11,159,072
Other assets in excess of liabilities — 0.2%		26,965
Net Assets — 100.0%		$11,186,037

(a)	Non-income producing.
LP	Limited Partnership

See accompanying notes to financial statements

Schedule of Investments	December 31, 2020 (Unaudited)
Emles Protective Allocation ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	5.0
Consumer Discretionary	14.0
Consumer Staples	18.4
Health Care	14.1
Industrials	18.4
Information Technology	23.4
Purchased Put Options	3.0
U.S. Treasury Obligation	3.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks (37.0%)
Communication Services (4.7%)
1,725	Walt Disney Co. (The)(a)	312,535

Consumer Discretionary (9.1%)
1,104	Home Depot, Inc. (The)	293,244
1,389	McDonald’s Corp.	298,052
		591,296
Consumer Staples (4.5%)
2,047	Walmart, Inc.	295,075

Health Care (4.7%)
2,864	AbbVie, Inc.	306,878

Industrials (4.6%)
839	Lockheed Martin Corp.	297,828

Information Technology (9.4%)
1,366	Microsoft Corp.	303,826
2,026	QUALCOMM, Inc.	308,641
		612,467
Total Common Stocks (Cost $2,415,469)		2,416,079
Corporate Bonds (52.0%)
Consumer Discretionary (4.3%)
248,000	NIKE, Inc., 2.85%, 3/27/30, Callable 12/27/29 @ 100	280,951
Consumer Staples (12.9%)
275,000	Coca-Cola Co. (The), 1.65%, 6/1/30	282,463
251,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	281,041
Shares or Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Consumer Staples (continued)
197,000	Procter & Gamble Co. (The), 5.50%, 2/1/34	282,746
		846,250

Health Care (8.8%)
195,000	Johnson & Johnson, 6.95%, 9/1/29	283,979
164,000	Pfizer, Inc., 7.20%, 3/15/39	283,500
		567,479

Industrials (13.0%)
247,000	3M Co., 3.05%, 4/15/30, Callable 1/15/30 @ 100	280,804
226,000	Caterpillar, Inc., 3.80%, 8/15/42	285,846
193,000	Raytheon Technologies Corp., 5.70%, 4/15/40	282,507
		849,157

Information Technology (13.0%)
184,000	Cisco Systems, Inc., 5.90%, 2/15/39	283,741
232,000	Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	278,406
244,000	International Business Machines Corp., 3.50%, 5/15/29	282,326
		844,473
Total Corporate Bonds (Cost $3,371,420)		3,388,310
Purchased Options (2.9%)
Total Purchased Options (Cost $199,488)		188,027

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2020 (Unaudited)

Emles Protective Allocation ETF

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations (3.5%)
U.S. Treasury Inflation Indexed Bonds
161,424	1.00%, 2/15/49	227,198
Total U.S. Treasury Obligation (Cost $223,031)		227,198

Total Investments (Cost $6,209,408) — 95.4%		6,219,614
Other assets in excess of liabilities — 4.6%		302,662
Net Assets — 100.0%		$6,522,276

(a)	Non-income producing.

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation)($)
Rough Rice (CBOT) Futures	3	3/12/21	76,140	150
Gold 100 Oz Futures	1	2/24/21	189,510	1,180
Total			265,650	1,330

Purchased Options

Exchange-traded options

Description	Put/ Call	Number of Contracts	Notional Amount($)(a)	Strike Price ($)	Expiration Date	Value ($)
Invesco QQQ Trust	Put	26	7,670	295.00	12/17/21	62,582
iShares Russell 2000 ETF	Put	40	7,400	185.00	12/17/21	62,920
SPDR S&P 500 ETF Trust	Put	25	8,850	354.00	12/17/21	62,525
Total						188,027

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to financial statements

Schedule of Investments	December 31, 2020 (Unaudited)

Emles Real Estate Credit ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	0.6
Consumer Discretionary	5.9
Financials	1.7
Real Estate	91.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (98.9%)
Communication Services (0.6%)
146,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 2/15/23 @ 102	150,044

Consumer Discretionary (5.9%)
375,000	ESH Hospitality Inc, 5.25%, 5/1/25, Callable 2/11/21 @ 103 (a)	384,375
175,000	Lennar Corp., 4.75%, 11/29/27, Callable 5/29/27 @ 100	206,815
188,000	PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	221,840
274,000	Taylor Morrison Communities, Inc., 5.13%, 8/1/30, Callable 2/1/30 @ 100 (a)	306,880
274,000	Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	295,920
		1,415,830

Financials (1.6%)
224,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 103 (a)	238,560
151,000	SL Green Operating Partnership, LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	155,917
		394,477

Real Estate (90.8%)
286,000	Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	285,542
188,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	209,041
207,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	263,423
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
243,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	245,119
224,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	229,915
234,000	American Tower Corp., 2.95%, 1/15/51, Callable 7/15/50 @ 100	234,558
286,000	American Tower Corp., 3.38%, 10/15/26, Callable 7/15/26 @ 100	321,279
474,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	551,089
286,000	American Tower Corp., 5.00%, 2/15/24	323,691
207,000	AvalonBay Communities, Inc., 2.30%, 3/1/30, Callable 12/1/29 @ 100	220,775
132,000	AvalonBay Communities, Inc., 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	146,954
207,000	Boston Properties, LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	222,895
362,000	Boston Properties, LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	399,111
286,000	Boston Properties, LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	342,068
207,000	Brixmor Operating Partnership, LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	226,735
113,000	Brixmor Operating Partnership, LP, 3.90%, 3/15/27, Callable 12/15/26 @ 100	125,776
224,000	Brixmor Operating Partnership, LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	257,670
224,000	Camden Property Trust, 2.80%, 5/15/30, Callable 2/15/30 @ 100	248,765
318,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	329,874

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2020 (Unaudited)

Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
309,000	Crown Castle International Corp., 3.25%, 1/15/51, Callable 7/15/50 @ 100	326,025
224,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	250,719
474,000	Crown Castle International Corp., 5.25%, 1/15/23	518,675
188,000	CyrusOne, LP / Cyrusone Finance Corp., 3.45%, 11/15/29, Callable 8/15/29 @ 100	202,237
262,000	Digital Realty Trust, LP, 3.60%, 7/1/29, Callable 4/1/29 @ 100	300,381
286,000	Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 105	324,936
113,000	Duke Realty, LP, 2.88%, 11/15/29, Callable 8/15/29 @ 100	124,932
151,000	EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	144,863
132,000	EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100	132,181
151,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	154,040
281,000	Equinix, Inc., 2.95%, 9/15/51, Callable 3/15/51 @ 100	283,737
362,000	Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 103	394,576
188,000	ERP Operating, LP, 2.50%, 2/15/30, Callable 11/15/29 @ 100	203,067
151,000	ERP Operating, LP, 3.00%, 4/15/23, Callable 1/15/23 @ 100	159,003
188,000	ERP Operating, LP, 3.00%, 7/1/29, Callable 4/1/29 @ 100	209,167
113,000	ERP Operating, LP, 4.15%, 12/1/28, Callable 9/1/28 @ 100	134,761
113,000	Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	125,120
188,000	Federal Realty Investment Trust, 3.95%, 1/15/24, Callable 10/15/23 @ 100	204,515
207,000	GLP Capital, LP / GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	224,856
286,000	GLP Capital, LP / GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	328,234
151,000	GLP Capital, LP / GLP Financing II, Inc., 5.75%, 6/1/28, Callable 3/3/28 @ 100	178,853
170,000	Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	183,231
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
189,000	Healthpeak Properties, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	213,351
224,000	Healthpeak Properties, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	254,201
224,000	Host Hotels & Resorts, LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	235,994
322,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 2/11/21 @ 104 (a)	332,063
318,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102 (a)	333,105
375,000	Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 103 (a)	405,000
62,000	Iron Mountain, Inc., 5.63%, 7/15/32, Callable 7/15/26 @ 103 (a)	68,355
337,000	Kennedy-Wilson, Inc., 5.88%, 4/1/24, Callable 2/11/21 @ 102	342,055
131,000	Kilroy Realty, LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	132,814
113,000	Kimco Realty Corp., 2.70%, 3/1/24, Callable 1/1/24 @ 100	119,276
151,000	Kimco Realty Corp., 3.30%, 2/1/25, Callable 12/1/24 @ 100	165,053
224,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	251,299
113,000	Mid-America Apartments, LP, 3.75%, 6/15/24, Callable 3/15/24 @ 100	123,097
169,000	Mid-America Apartments, LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	198,107
262,000	MPT Operating Partnership, LP / MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102	280,013
189,000	Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	200,249
151,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	160,238
169,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	192,539
224,000	Prologis, LP, 1.25%, 10/15/30, Callable 7/15/30 @ 100	221,812
286,000	Prologis, LP, 2.25%, 4/15/30, Callable 1/15/30 @ 100	306,472

See accompanying notes to financial statements

Schedule of Investments (Continued)	December 31, 2020 (Unaudited)

Emles Real Estate Credit ETF

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
150,000	Public Storage, 3.09%, 9/15/27, Callable 6/15/27 @ 100	167,668
188,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	208,019
169,000	Realty Income Corp., 3.65%, 1/15/28, Callable 10/15/27 @ 100	192,810
151,000	Realty Income Corp., 3.88%, 4/15/25, Callable 2/15/25 @ 100	170,094
206,000	Realty Income Corp., 4.13%, 10/15/26, Callable 7/15/26 @ 100	242,351
150,000	Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	167,237
419,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 102 (a)	440,076
244,000	Service Properties Trust, 4.35%, 10/1/24, Callable 9/1/24 @ 100	240,950
243,000	Service Properties Trust, 7.50%, 9/15/25, Callable 6/15/25 @ 100	280,014
286,000	Simon Property Group, LP, 2.00%, 9/13/24, Callable 6/13/24 @ 100	298,885
224,000	Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	237,412
262,000	Simon Property Group, LP, 3.38%, 10/1/24, Callable 7/1/24 @ 100	284,904
224,000	Simon Property Group, LP, 3.38%, 12/1/27, Callable 9/1/27 @ 100	250,324
318,000	Simon Property Group, LP, 3.50%, 9/1/25, Callable 6/1/25 @ 100	353,143
132,000	SITE Centers Corp., 4.70%, 6/1/27, Callable 3/1/27 @ 100	144,530
132,000	Spirit Realty, LP, 3.20%, 2/15/31, Callable 11/15/30 @ 100	140,271
113,000	UDR, Inc., 2.10%, 8/1/32, Callable 5/1/32 @ 100	115,179
113,000	UDR, Inc., 3.00%, 8/15/31, Callable 5/15/31 @ 100	124,643
132,000	Ventas Realty, LP, 2.65%, 1/15/25, Callable 12/15/24 @ 100	141,272
132,000	Ventas Realty, LP, 3.25%, 10/15/26, Callable 7/15/26 @ 100	145,493
150,000	Ventas Realty, LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	172,548
150,000	Ventas Realty, LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	183,111
230,000	VEREIT Operating Partnership, LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	240,499
169,000	VEREIT Operating Partnership, LP, 4.63%, 11/1/25, Callable 9/1/25 @ 100	194,520
286,000	VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102 (a)	301,910
Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (continued)
Real Estate (continued)
286,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102 (a)	306,020
281,000	Welltower, Inc., 3.63%, 3/15/24, Callable 2/15/24 @ 100	306,260
362,000	Welltower, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	409,997
207,000	Welltower, Inc., 4.25%, 4/1/26, Callable 1/1/26 @ 100	241,019
225,000	Weyerhaeuser Co., 4.00%, 4/15/30, Callable 1/15/30 @ 100	266,450
150,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	166,483
		21,961,574
Total Corporate Bonds (Cost $23,389,175)		23,921,925
Total Investments (Cost $23,389,175) — 98.9%		23,921,925
Other assets in excess of liabilities — 1.1%		262,629
Net Assets — 100.0%		$24,184,554

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2020 was $3,116,344 which represents 12.9% of the net assets for the Fund.

LLC	Limited Liability Company
LP	Limited Partnership

MTN	Medium-Term Note

See accompanying notes to financial statements

Schedule of Investments	December 31, 2020 (Unaudited)

Emles @Home ETF

Schedule of Investments Summary Table

Percentage of Investments (%)
Communication Services	29.0
Consumer Discretionary	24.2
Consumer Staples	2.8
Health Care	4.8
Industrials	6.3
Information Technology	32.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Shares	Security Description	Value ($)

Common Stocks (99.9%)

Communication Services (28.9%)
3,868	Activision Blizzard, Inc.	359,144
8,492	Comcast Corp.	444,981
1,160	Facebook, Inc.(a)	316,865
855	Netflix, Inc.(a)	462,324
4,185	Twitter, Inc.(a)	226,618
5,313	Verizon Communications, Inc.	312,139
3,464	Walt Disney Co. (The)(a)	627,608
49,499	Zynga, Inc.(a)	488,555
		3,238,234

Consumer Discretionary (24.2%)
138	Amazon.com, Inc.(a)	449,456
6,651	Chegg, Inc.(a)	600,785
833	Domino’s Pizza, Inc.	319,422
1,945	Etsy, Inc.(a)	346,035
871	Lululemon Athletica, Inc.(a)	303,134
4,541	Peloton Interactive, Inc.(a)	688,961
		2,707,793

Consumer Staples (2.8%)
2,186	Walmart, Inc.	315,112

Health Care (4.8%)
2,692	Teladoc Health, Inc.(a)	538,292

Industrials (6.3%)
1,474	FedEx Corp.	382,680
2,675	XPO Logistics, Inc.(a)	318,860
		701,540

Information Technology (32.9%)
674	Adobe, Inc.(a)	337,081
3,109	Akamai Technologies, Inc.(a)	326,414
9,672	Cisco Systems, Inc.	432,822
1,444	DocuSign, Inc.(a)	321,001
Shares	Security Description	Value ($)

Common Stocks (continued)

Information Technology (continued)
2,036	Microsoft Corp.	452,847
1,033	NVIDIA Corp.	539,432
2,491	PayPal Holdings, Inc.(a)	583,392
2,752	QUALCOMM, Inc.	419,240
808	Zoom Video Communications, Inc.(a)	272,555
		3,684,784
Total Common Stocks (Cost $10,649,301)		11,185,755
Total Investments (Cost $10,649,301) — 99.9%		11,185,755
Other assets in excess of liabilities — 0.1%		17,347
Net Assets — 100.0%		$11,203,102

(a)	Non-income producing.

See accompanying notes to financial statements

Statements of Assets and Liabilities	December 31, 2020 (Unaudited)

	Emles Federal Contractors ETF	Emles Luxury Goods ETF	Emles Made in America ETF
Assets:
Investments, at value (Cost $9,912,162, $2,505,852 and $10,538,557)	$10,697,404	$2,690,980	$11,159,072
Cash and cash equivalents	25,578	129,489	9,539
Receivable for investments sold	—	15,007	—
Dividends and interest receivable	1,968	623	22,047
Total Assets	10,724,950	2,836,099	11,190,658
Liabilities:
Payable for investments purchased	15,009	47,799	—
Foreign currency overdraft (Cost $—, $86,730 and $—)	—	87,113	—
Accrued management fees	5,400	1,327	4,621
Total Liabilities	20,409	136,239	4,621
Net Assets	$10,704,541	$2,699,860	$11,186,037
Net Assets consist of:
Paid in capital	$9,826,427	$2,500,000	$10,523,842
Total distributable earnings / (loss)	878,114	199,860	662,195
Net Assets	$10,704,541	$2,699,860	$11,186,037
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value):	400,000	100,000	425,000
Net Asset Value (offering and redemption price per share):	$26.76	$27.00	$26.32

See accompanying notes to financial statements

Statements of Assets and Liabilities (Continued)	December 31, 2020 (Unaudited)

	Emles Protective Allocation ETF	Emles Real Estate Credit ETF	Emles @Home ETF
Assets:
Investments, at value (Cost $6,209,408, $23,389,175 and $10,649,301)	$6,219,614	$23,921,925	$11,185,755
Cash and cash equivalents	4,737	21,812	20,788
Cash held as collateral at brokers for futures contracts	263,314	—	—
Cash held as collateral at brokers for option contracts	2,709	—	—
Variation margin on futures contracts	1,370	—	—
Dividends and interest receivable	33,446	250,618	1,114
Total Assets	6,525,190	24,194,355	11,207,657
Liabilities:
Accrued management fees	2,914	9,801	4,555
Total Liabilities	2,914	9,801	4,555
Net Assets	$6,522,276	$24,184,554	$11,203,102
Net Assets consist of:
Paid in capital	$6,509,618	$23,652,655	$10,653,083
Total distributable earnings / (loss)	12,658	531,899	550,019
Net Assets	$6,522,276	$24,184,554	$11,203,102
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value):	260,160	950,000	429,000
Net Asset Value (offering and redemption price per share):	$25.07	$25.46	$26.11

See accompanying notes to financial statements

Statements of Operations	For the period ended December 31, 2020 (Unaudited)

	Emles Federal Contractors ETF(a)	Emles Luxury Goods ETF(b)	Emles Made in America ETF(a)
Investment Income:
Dividend income	$41,635	$1,726	$51,363
Interest income	—	2	—
Total Investment Income	41,635	1,728	51,363
Expenses:
Management fee	11,575	1,574	10,307
Total Net Expenses	11,575	1,574	10,307
Net Investment Income (Loss)	30,060	154	41,056
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	92,864	17,051	40,578
Net realized gains (losses) from foreign currency transactions	—	(1,986)	—
Change in unrealized appreciation/(depreciation) on investments	785,242	185,128	620,515
Change in unrealized appreciation/(depreciation) on foreign currency	—	(383)	—
Net Realized and Unrealized Gains (Losses)	878,106	199,810	661,093
Change in Net Assets Resulting From Operations	$908,166	$199,964	$702,149

(a)	For the period from the commencement of operations on October 14, 2020 through December 31, 2020.
(b)	For the period from the commencement of operations on November 24, 2020 through December 31, 2020.

See accompanying notes to financial statements

Statements of Operations (Continued)	For the period ended December 31, 2020 (Unaudited)

	Emles Protective Allocation ETF(b)	Emles Real Estate Credit ETF(a)	Emles @Home ETF(a)
Investment Income:
Dividend income	$5,214	$5	$4,632
Interest income	4,694	113,726	—
Total Investment Income	9,908	113,731	4,632
Expenses:
Management fee	3,163	21,756	10,159
Total Net Expenses	3,163	21,756	10,159
Net Investment Income (Loss)	6,745	91,975	(5,527)
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(15,997)	(849)	19,092
Net realized gains (losses) from futures transactions	16,840	—	—
Change in unrealized appreciation/(depreciation) on investments	10,206	532,750	536,454
Change in unrealized appreciation/(depreciation) on futures	1,330	—	—
Net Realized and Unrealized Gains (Losses)	12,379	531,901	555,546
Change in Net Assets Resulting From Operations	$19,124	$623,876	$550,019

(a)	For the period from the commencement of operations on October 14, 2020 through December 31, 2020.
(b)	For the period from the commencement of operations on November 24, 2020 through December 31, 2020.

See accompanying notes to financial statements

Statements of Changes in Net Assets

	Emles Federal Contractors ETF	Emles Luxury Goods ETF	Emles Made in America ETF
	For the period October 14, 2020(a) through December 31, 2020 (Unaudited)	For the period November 24, 2020(a) through December 31, 2020 (Unaudited)	For the period October 14, 2020(a) through December 31, 2020 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$30,060	$154	$41,056
Net realized gains (losses) from investment transactions	92,864	15,065	40,578
Change in unrealized appreciation/(depreciation) on investments	785,242	184,745	620,515
Change in net assets resulting from operations	908,166	199,964	702,149
Distributions to Shareholders:
Total distributions	(30,052)	(104)	(39,954)
Change in net assets from distributions	(30,052)	(104)	(39,954)
Capital Transactions:
Proceeds from shares issued	9,826,427	2,500,000	10,523,842
Change in net assets from capital transactions	9,826,427	2,500,000	10,523,842
Change in net assets	10,704,541	2,699,860	11,186,037
Net Assets:
Beginning of period	—	—	—
End of period	$10,704,541	$2,699,860	$11,186,037
Share Transactions:
Issued	400,000	100,000	425,000
Change in shares	400,000	100,000	425,000

(a)	Commencement of operations.

See accompanying notes to financial statements

Statements of Changes in Net Assets (Continued)

	Emles Protective Allocation ETF	Emles Real Estate Credit ETF	Emles @Home ETF
	For the period November 24, 2020(a) through December 31, 2020 (Unaudited)	For the period October 14, 2020(a) through December 31, 2020 (Unaudited)	For the period October 14, 2020(a) through December 31, 2020 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$6,745	$91,975	$(5,527)
Net realized gains (losses) from investment transactions	843	(849)	19,092
Change in unrealized appreciation/(depreciation) on investments	11,536	532,750	536,454
Change in net assets resulting from operations	19,124	623,876	550,019
Distributions to Shareholders:
Total distributions	(6,466)	(91,977)	—
Change in net assets from distributions	(6,466)	(91,977)	—
Capital Transactions:
Proceeds from shares issued	6,509,618	23,652,655	10,653,083
Change in net assets from capital transactions	6,509,618	23,652,655	10,653,083
Change in net assets	6,522,276	24,184,554	11,203,102
Net Assets:
Beginning of period	—	—	—
End of period	$6,522,276	$24,184,554	$11,203,102
Share Transactions:
Issued	260,160	950,000	429,000
Change in shares	260,160	950,000	429,000

(a)	Commencement of operations.

See accompanying notes to financial statements

Financial Highlights
For a share outstanding throughout the periods indicated

	Net Asset Value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gains (losses) from investments	Total from investment activities	Distributions from net investment income	Total distributions	Net Asset Value, end of period	Total return at NAV(b)(c)	Total return at market(b)(d)	Ratio of Operating Expenses to Average Net Assets(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)	Net Assets at end of period (000’s)	Portfolio turnover(b)(f)
Emles Federal Contractors ETF
October 14, 2020(g) through December 31, 2020	$24.81	0.09		1.94	2.03	(0.08)	(0.08)	$26.76	8.18%	8.21%	0.60%	1.53%	$10,705	29.99%
Emles Luxury Goods ETF
November 24, 2020(g) through December 31, 2020	$25.00	—	(h)	2.00	2.00	— (h)	— (h)	$27.00	8.00%	8.00%	0.60%	0.06%	$2,700	9.99%
Emles Made in America ETF
October 14, 2020(g) through December 31, 2020	$24.80	0.11		1.50	1.61	(0.09)	(0.09)	$26.32	6.53%	6.59%	0.49%	1.92%	$11,186	4.54%
Emles Protective Allocation ETF
November 24, 2020(g) through December 31, 2020	$25.00	0.03		0.06	0.09	(0.02)	(0.02)	$25.07	0.38%	0.38%	0.55%	1.14%	$6,522	39.45%
Emles Real Estate Credit ETF
October 14, 2020(g) through December 31, 2020	$24.91	0.11		0.54	0.65	(0.10)	(0.10)	$25.46	2.59%	2.92%	0.48%	2.00%	$24,185	8.32%
Emles @Home ETF
October 14, 2020(g) through December 31, 2020	$25.20	(0.01)		0.92	0.91	—	—	$26.11	3.62%	3.65%	0.49%	(0.26)%	$11,203	13.61%

(a)	Calculated based on average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing security price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.

(f)	Excludes impact of in-kind transactions.

(g)	Commencement of operations.

(h)	Amount is less than $0.005.

See accompanying notes to financial statements

Notes to Financial Statements	December 31, 2020 (Unaudited)

(1) Organization

Emles Trust (the “Trust”) was organized on October 2, 2018 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”) representing interests in separate portfolios of securities. The accompanying financial statements are those of the Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF, Emles Protective Allocation ETF, Emles Real Estate Credit ETF, and Emles @Home ETF (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Emles Federal Contractors ETF, Emles Made in America ETF, Emles Real Estate Credit and Emles @Home ETF commenced operations on October 14, 2020 and the Emles Luxury Goods ETF and Emles Protective Allocation ETF commenced operations on November 24, 2020.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index as indicated in the table below (each, an “Index” and collectively, the “Indices”). Each Fund’s Prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Funds are non-diversified exchange-traded funds.

Fund	Index
Emles Federal Contractors ETF	Emles Federal Contractors Index
Emles Luxury Goods ETF	Emles Global Luxury 50 Index
Emles Made in America ETF	Emles American Manufacturing Index
Emles Protective Allocation ETF	Emles Protective Allocation Index
Emles Real Estate Credit ETF	Solactive U.S. Real Estate Bond Index
Emles @Home ETF	Emles Home Lifestyle Index

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). The Creation Unit for Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF and Emles @Home ETF is 25,000 Shares, and the Creation Unit for Emles Protective Allocation ETF and Emles Real Estate Credit ETF is 50,000 Shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Financial Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

In calculating their NAV, the Funds generally value their assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments in accordance with procedures adopted by the Board. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by the Board or a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the Cboe BZX. These securities are considered as Level 2 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The following table provides the fair value measurement as of December 31, 2020:

	Level 1	Level 2	Level 3	Total Investments
Emles Federal Contractors ETF
Common Stocks(1)	$10,697,404	$—	$—	$10,697,404
Total Investments	$10,697,404	$—	$—	$10,697,404

Emles Luxury Goods ETF
Common Stocks(1)	$2,690,595	$—	$—	$2,690,595
Warrants	385	—	—	385
Total Investments	$2,690,980	$—	$—	$2,690,980

Emles Made in America ETF
Common Stocks(1)	$11,159,072	$—	$—	$11,159,072
Total Investments	$11,159,072	$—	$—	$11,159,072

Emles Protective Allocation ETF
Common Stocks(1)	$2,416,079	$—	$—	$2,416,079
Corporate Bonds(1)	—	3,388,310	—	3,388,310
Purchased Options	188,027	—	—	188,027
U.S. Treasury Obligations	—	227,198	—	227,198
Total Investment Securities	$2,604,106	$3,615,508	$—	$6,219,614
Other Financial Instruments:(2)
Futures Contracts	1,330	—	—	1,330
Total Investments	$2,605,436	$3,615,508	$—	$6,220,944

Emles Real Estate Credit ETF
Corporate Bonds(1)	$—	$23,921,925	$—	$23,921,925
Total Investments	$—	$23,921,925	$—	$23,921,925

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

	Level 1	Level 2	Level 3	Total Investments
Emles @Home ETF
Common Stocks(1)	$11,185,755	$—	$—	$11,185,755
Total Investments	$11,185,755	$—	$—	$11,185,755

(1)	Please see the Schedule of Investments for industry classifications.

(2)	Other financial instruments include derivative instruments, such as futures which are valued at the unrealized appreciation/ (depreciation) on the instrument.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Emles Federal Contractors ETF, Emles Luxury Goods ETF, Emles Made in America ETF, Emles Protective Allocation ETF, and Emles @Home ETF each expect to declare and pay dividends from net investment income, if any, on a quarterly basis. Emles Real Estate Credit ETF expects to declare and pay dividends from net investment income, if any, on a monthly basis. Each Fund also makes distributions of net capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost.

E. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of December 31, 2020, and the monthly average notional amount for these contracts for the period ended December 31, 2020 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long		Short
Emles Protective Allocation ETF	$265,650	$—	$234,245	(a)	$—

(a) For the period November 24, 2020 through December 31, 2020.

Option Contracts:

The Funds may purchase put and call options on a security or an index of securities. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the strike price. The Funds pay a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/(loss) on the transaction. The gross notional amount of purchased option contracts outstanding as of December 31, 2020, and the monthly average notional amount for these contracts for the period ended December 31, 2020 were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Purchased Option Contracts:
Emles Protective Allocation ETF	$23,920	$13,978	(a)

(a) For the period November 24, 2020 through December 31, 2020.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020:

	Assets
Fund	Unrealized Apprecation on Futures Contracts ($) *	Investments, at value for Purchased Options
Commodity Risk Exposure:
Emles Protective Allocation ETF	$1,330	$—
Equity Risk Exposure:
Emles Protective Allocation ETF	—	188,027

*	For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, as of December 31, 2020:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Purchased Options
Commodity Risk Exposure:
Emles Protective Allocation ETF	$16,840	$—
Equity Risk Exposure:
Emles Protective Allocation ETF	—	(8,303)

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	Change in Unrealized Appreciation/(Depreciation) on Purchased Options
Commodity Risk Exposure:
Emles Protective Allocation ETF	$1,330	$—
Equity Risk Exposure:
Emles Protective Allocation ETF	—	(11,461)

(3) Transactions with Affiliates and Other Services Providers

A. Investment Management Fees

Emles Advisors LLC (the ”Adviser”) serves as investment adviser to the Funds pursuant to a management agreement between the Trust and the Adviser (the “Management Agreement”). Under the Management Agreement, the Adviser is responsible for the overall management of each Fund. The Adviser provides an investment program for each Fund. The Adviser also provides proactive oversight of the buying and selling of securities for each Fund. In addition, the Adviser arranges for, and oversees, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate.

Each Fund pays the Adviser an annual unitary management fee, based on a percentage of each Fund’s average daily net assets, which is calculated daily and paid monthly. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

Fund	Management Fee Rate
Emles Federal Contractors ETF	0.60%
Emles Luxury Goods ETF	0.60%
Emles Made in America ETF	0.49%
Emles Protective Allocation ETF	0.55%
Emles Real Estate Credit ETF	0.48%
Emles @Home ETF	0.49%

Pursuant to the Management Agreement on behalf of the Funds, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by the Adviser.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

B. Distribution Agreement

Foreside Financial Services, LLC, a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s shares. The Distributor does not maintain any secondary market in Fund shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

C. Other Service Providers

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Principal Financial Officer and Chief Compliance Officer

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Funds.

D. Other Related Parties

Certain officers and Trustees of the Trust are also employees of the Adviser.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, short-term investments and U.S. Government securities, for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Emles Federal Contractors ETF	$5,320,836	$2,845,595
Emles Luxury Goods ETF	2,745,729	256,905
Emles Made in America ETF	2,930,253	475,482
Emles Protective Allocation ETF	7,421,104	1,622,044
Emles Real Estate Credit ETF	25,402,981	1,965,935
Emles @Home ETF	4,100,253	1,402,610

Purchases and sales of in-kind transactions for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Emles Federal Contractors ETF	$7,344,057	$—
Emles Made in America ETF	8,043,208	—
Emles @Home ETF	7,932,565	—

Purchases and sales of long-term U.S. government securities for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Emles Protective Allocation ETF	$223,133	$—

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in Shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250 for Emles Federal Contractors ETF, Emles Made in America ETF, Emles Protective Allocation ETF, and Emles @Home ETF. The standard transaction fee charge is $700 for Emles Luxury Goods ETF and $750 for Emles Real Estate Credit ETF.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended December 31, 2020, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
Emles Federal Contractors ETF	74,132	$7,344,057
Emles Made in America ETF	144,248	8,043,208
Emles @Home ETF	96,970	7,932,565

(6) Investment Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks for each Fund is included in the Prospectus.

Active Trading Market Risk. Although the ETF Shares are listed on the Cboe BZX (the “Exchange”) it is possible that an active trading market may not be maintained. Although this could happen at any time, it is more likely to occur during times of severe market disruption. If you attempt to sell your ETF Shares when an active trading market is not functioning, you may have to sell at a significant discount to NAV. In extreme cases, you may not be able to sell your shares at all.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of each Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of each Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Funds’ investment results will have a high degree of correlation to those of the Index or that the Funds will achieve their investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on each Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Notes to Financial Statements (Continued)	December 31, 2020 (Unaudited)

Indexing Strategy/Index Tracking Risk. The Funds are managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, each Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on each Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of each Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Funds may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Funds also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), each Fund’s return may not match the return of the Index. The Funds incur a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Funds may not be fully invested at times, generally as a result of cash flows into or out of the Funds or reserves of cash held by the Funds to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between each Fund’s return and that of the Index.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in each Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Trading Issues Risk. Although the shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Funds’ shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Funds’ shares or authorized participants stop submitting purchase or redemption orders for Creation Units, each Fund’s shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged. Each Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

(7) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2020.

Approval of Management Agreement	December 31, 2020 (Unaudited)

Approval of Management Agreement – Emles @Home ETF, Emles Made in America ETF, Emles Protective Allocation ETF, and Emles Real Estate Credit ETF

At a meeting held on July 15, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the Management Agreement between the Adviser and the Trust, on behalf of the Emles @Home ETF, Emles Made in America ETF, Emles Protective Allocation ETF, and Emles Real Estate Credit ETF (each a “Fund” and together the “Funds”). In considering the approval of the Management Agreement, the Board received materials specifically relating to the Funds and the Management Agreement.

The Board was assisted by independent legal counsel throughout the Management Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Board considered that the Adviser was established in 2018 to provide investment advisory solutions to registered investment companies. The Board reviewed the background and business experience of the personnel that would be primarily responsible for providing management services to the Funds and was favorably impressed with the depth of their knowledge and experience. The Board discussed the various risk factors associated with managing the Funds and the compliance infrastructure in place at the Adviser, which included compliance personnel, policies and procedures, an investment committee and an order management system that would run pre-and post-trade compliance tests. The Board noted that the Adviser appeared to have a strong compliance culture and a good understanding of the risks and requirements for managing the Funds, specifically the additional compliance requirements for ETFs. The Board commented that none of the Adviser’s affiliates or the Adviser had any compliance or litigation concerns. The Board observed that the Adviser had substantial financial resources that would enable it to absorb the costs of launching the Funds and provide quality services. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

Performance. The Board noted that because the Funds had not yet commenced operations, it could not consider any Fund’s past performance. The Board acknowledged that the Adviser did not manage any other accounts in addition to the Funds. The Board reviewed the experience of each portfolio manager and considered their qualifications. The Board agreed that each portfolio manager had extensive experience managing a wide range of assets in various portfolios, and as such, the Adviser was well positioned to manage the strategies proposed for each Fund. The Board concluded that the Adviser had potential to provide reasonable returns for each Fund.

Fees and Expenses.

Emles @Home ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for the Fund was 0.49%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of the Fund (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio were below the average advisory fee and expense ratio of the Fund’s peer group and Morningstar category. The Board concluded that the proposed fees and expenses of the Fund were not unreasonable.

Emles Made in America ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for the Fund was 0.49%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of the Fund (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio were below the average advisory fee and expense ratio of the Fund’s Morningstar category, but above the average advisory fee and expense ratio for the Fund’s peer group. The Board acknowledged that certain funds within the Fund’s peer group had a large amount of assets under management and were able to take advantage of economies of scale to reduce fees and expenses. The Board concluded that the proposed fees and expenses of the Fund were not unreasonable.

Approval of Management Agreement (Continued)	December 31, 2020 (Unaudited)

Emles Protective Allocation ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for the Fund was 0.55%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of the Fund (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio were below the average advisory fee and expense ratio of the Fund’s Morningstar category. The Board commented that the proposed advisory fee was above the average advisory fee of the Fund’s peer group but that the expense ratio was below the average expense ratio of the peer group. The Board acknowledged that certain funds within the Fund’s peer group had a large amount of assets under management and were able to take advantage of economies of scale to reduce fees and expenses. The Board concluded that the proposed fees and expenses of the Fund were not unreasonable.

Emles Real Estate Credit ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for the Fund was 0.48%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of the Fund (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio were below the average advisory fee and expense ratio of the Fund’s peer group and Morningstar category. The Board concluded that the proposed fees and expenses of the Fund were not unreasonable.

Profitability. The Board noted that the Adviser expected to derive modest profits from managing the Funds during the first and second year of the Funds’ operations. The Board considered the projected asset growth of the Funds and the considerable startup expenses and concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board noted that economies of scale had not yet been reached as the Funds had not yet launched and concluded that, based on projected Fund assets, it was unlikely that meaningful economies of scale would be realized by the Adviser with respect to any Fund during the initial term of the Management Agreement. The Board discussed future opportunities for breakpoints as the assets of each Fund grew.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Management Agreement was in the best interest of each Fund and its future shareholders.

Approval of Management Agreement – Emles Federal Contractors ETF and Emles Luxury Goods ETF

At a meeting held on September 29, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the Management Agreement between the Adviser and the Trust, on behalf of the Emles Federal Contractors ETF (“FEDX”) and Emles Luxury Goods ETF (“LUXE”) (together the “Funds”). In considering the approval of the Management Agreement, the Board received materials specifically relating to FEDX and LUXE and the Management Agreement.

The Board was assisted by independent legal counsel throughout the Management Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement.

Nature, Extent and Quality of Services. The Board recalled its recent discussion regarding the nature, extent, and quality of services of the Adviser at the organizational meeting of the Trust. The Board agreed that the Adviser’s services and ability to manage the Trust and each Fund had not materially changed since its last meeting and reviewed its prior deliberations in addition to the additional information provided by the Adviser. The Board reviewed the background and business experience of the personnel that would be primarily responsible for providing management services to the Funds and continued to be favorably impressed with the depth of their knowledge and experience. The Board acknowledged the advisory personnel’s strong commitment to the success of the business. The Board discussed the various risk factors associated with managing FEDX and LUXE and the compliance infrastructure in place at the Adviser, which included compliance personnel, policies and procedures, an investment committee and an order management system that would run pre-and post-trade compliance tests. The Board noted that the Adviser appeared to have a strong compliance culture and a good understanding of the risks and requirements for managing FEDX and LUXE, including the additional compliance requirements for ETFs. The Board commented that none of the Adviser’s affiliates or the Adviser had any compliance or litigation concerns. The Board was satisfied with the substantial financial resources of the Adviser (and its control persons) that would enable the Adviser to absorb the costs of launching FEDX and LUXE and provide quality services. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

Approval of Management Agreement (Continued)	December 31, 2020 (Unaudited)

Performance. The Board noted that because FEDX and LUXE had not yet commenced operations, it could not consider their past performance. The Board acknowledged that the Adviser did not manage any other accounts. The Board considered back tested performance provided by the Adviser for the Emles Federal Contractors Index and the Emles Global Luxury 50 Index to assess the potential performance of FEDX and LUXE, respectively. The Board acknowledged, that while back tested index performance was not indicative of a Fund’s performance, it could provide insight into the potential performance of a Fund’s strategy. The Board also reviewed the experience of each portfolio manager and considered their qualifications. The Board agreed that each portfolio manager had extensive experience managing a wide range of assets in various portfolios, and as such, the Adviser was well positioned to manage the strategies proposed for FEDX and LUXE. The Board concluded that the Adviser had potential to provide reasonable returns for each Fund.

Fees and Expenses.

Emles Federal Contractors ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for FEDX was 0.60%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of FEDX (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio was consistent with the average advisory fee and expense ratio for its peer group. With respect to FEDX’s Morningstar category average, the Board commented that FEDX’s advisory fee was higher, but its expense ratio was considerably lower. The Board considered that the Morningstar category for FEDX consisted of several large, low-cost funds that covered a broader investment universe than FEDX. The Board concluded that the proposed fees and expenses of FEDX were not unreasonable.

Emles Luxury Goods ETF. The Board noted that the proposed advisory fee and estimated net expense ratio for LUXE was 0.60%. The Board considered that the Adviser proposed a unitary fee, meaning that the Adviser agreed to pay the expenses of LUXE (such as administrative, legal, trustees fees, and custody fees) out of its advisory fee. The Board noted that the proposed advisory fee and expense ratio were below or consistent with the average advisory fee and expense ratio of LUXE’s peer group and Morningstar category. The Board concluded that the proposed fees and expenses of LUXE were not unreasonable.

Profitability. The Board noted that the Adviser expected to derive modest profits from managing the Funds during the first and second year of the Funds’ operations. The Board considered the projected asset growth of the Funds and the considerable startup expenses and concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board noted that economies of scale had not yet been reached as the Funds had not yet launched and concluded that, based on projected assets of the Funds, it was unlikely that meaningful economies of scale would be realized by the Adviser with respect to any Fund during the initial term of the Management Agreement. The Board discussed future opportunities for breakpoints as the assets of each Fund grew.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Management Agreement, with respect to FEDX and LUXE was in the best interest of each Fund and its future shareholders.

Additional Information	December 31, 2020 (Unaudited)

Portfolio Holdings

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov. You may also obtain copies by calling the Funds at (833) 673-2661, free of charge.

Proxy Voting

Each Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number (833) 673-2661. Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling (833) 673-2661, or referring to the SEC’s website at www.sec.gov.

www.emles.com

INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

www.emles.com

Phone: (833) 673-2661

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

BOARD OF TRUSTEES

Gabriel Hammond

Albert Bellas

Peter Lebovitz

Wendy Wachtell

OFFICERS

Alexa Bonaros, Vice President

Tim Darcy, Vice President

Davendra Saxena, Secretary

Derek Mullins, Treasurer, Chief Financial Officer and Chief Accounting Officer

J.B. Blue, Chief Compliance Officer

Marcie McVeigh, Assistant Treasurer

02/21

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Emles Trust

By (Signature and Title)	/s/ Gabriel Hammond
Gabriel Hammond, President (Principal Executive Officer)

Date	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gabriel Hammond
Gabriel Hammond, President (Principal Executive Officer)

Date	February 24, 2021

By (Signature and Title)	/s/ Derek Mullins
Derek Mullins, Treasurer (Principal Financial Officer)

Date	February 24, 2021